WILMINGTON FUNDS

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

September 17, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Wilmington Funds (the “Registrant”)
File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 5, 2012 to the Prospectus dated August 31, 2012, relating to the Wilmington Multi-Manager Real Asset Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 5, 2012 (Accession Number: 0001193125-12-380704).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Secretary of the Wilmington Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP
Jeff Seling, Wilmington Trust Investment Advisors, Inc.